Goldman Sachs International Equity Income Fund Average Annual Total Returns - Class A C Inst Inv R R6 Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (Net, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.22%	8.92%	8.18%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		26.41%	11.16%	8.86%
Performance Inception Date	Jun. 25, 2007
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		25.36%	10.55%	8.12%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		16.49%	8.87%	7.11%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		31.39%	11.59%	8.67%	[1]
Performance Inception Date	Jun. 25, 2007
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		34.26%	12.81%	9.87%
Performance Inception Date	Jun. 25, 2007
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		34.22%	12.71%	9.76%
Performance Inception Date	Nov. 30, 2007
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent		33.55%	12.15%	9.21%
Performance Inception Date	Nov. 30, 2007
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		34.28%	12.82%	9.88%	[2]
Performance Inception Date	Feb. 26, 2016

[1]	Class C Shares automatically convert into Class A Shares eight years after the purchase date. The 10-Year performance for Class C Shares does not reflect the conversion to Class A Shares after the first eight years of performance.
[2]	Class R6 Shares commenced operations on February 26, 2016. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.